Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 84,431	€ 83,054
Ending balance	84,517	84,431
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	317,234	309,039
Additions	10,229	9,494
Disposals	(4,806)	(4,088)
Impairment loss	(78)	(43)
Effect of translation adj.	(938)	2,832
Ending balance	321,641	317,234
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(232,803)	(225,985)
Depreciation	(9,310)	(8,785)
Disposals	4,513	3,503
Effect of translation adj.	476	(1,536)
Ending balance	(237,124)	(232,803)
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	61,708	63,660
Ending balance	€ 58,404	€ 61,708
Land and buildings [member] | Bottom Of Range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual rate of depreciation	0.00%	0.00%
Land and buildings [member] | Top of Range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual rate of depreciation	10.00%	10.00%
Land and buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 157,801	€ 155,082
Additions	413	1,167
Disposals	(8)	(331)
Reclassifications from constr. in progress	253
Effect of translation adj.	(592)	1,883
Ending balance	157,867	157,801
Land and buildings [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(96,093)	(91,422)
Depreciation	(3,584)	(3,611)
Disposals		168
Effect of translation adj.	214	(1,228)
Ending balance	(99,463)	(96,093)
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	14,409	12,151
Ending balance	€ 12,636	€ 14,409
Machinery and equipment [member] | Bottom Of Range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual rate of depreciation	10.00%	10.00%
Machinery and equipment [member] | Top of Range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual rate of depreciation	25.00%	25.00%
Machinery and equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 114,979	€ 112,124
Additions	1,368	5,125
Disposals	(667)	(2,757)
Impairment loss	40	(37)
Reclassifications from constr. in progress	36	14
Effect of translation adj.	276	510
Ending balance	116,032	114,979
Machinery and equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(100,570)	(99,973)
Depreciation	(3,189)	(2,990)
Disposals	642	2,732
Effect of translation adj.	(279)	(339)
Ending balance	(103,396)	(100,570)
Office furniture and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	934	779
Ending balance	€ 1,067	€ 934
Office furniture and equipment [member] | Bottom Of Range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual rate of depreciation	10.00%	10.00%
Office furniture and equipment [member] | Top of Range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual rate of depreciation	20.00%	20.00%
Office furniture and equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 13,985	€ 14,013
Additions	473	429
Disposals	(1,392)	(542)
Impairment loss		(6)
Reclassifications from constr. in progress		10
Effect of translation adj.	(71)	81
Ending balance	12,995	13,985
Office furniture and equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(13,051)	(13,234)
Depreciation	(323)	(298)
Disposals	1,374	541
Effect of translation adj.	72	(60)
Ending balance	(11,928)	(13,051)
Retail gallery and store furnishings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	303	436
Ending balance	€ 234	€ 303
Retail gallery and store furnishings [member] | Bottom Of Range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual rate of depreciation	25.00%	25.00%
Retail gallery and store furnishings [member] | Top of Range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual rate of depreciation	35.00%	35.00%
Retail gallery and store furnishings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 7,338	€ 7,354
Additions	104	60
Disposals	(1,688)	(144)
Effect of translation adj.	104	68
Ending balance	5,858	7,338
Retail gallery and store furnishings [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(7,035)	(6,918)
Depreciation	(172)	(244)
Disposals	1,685	60
Effect of translation adj.	(102)	67
Ending balance	(5,624)	(7,035)
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,065	5,869
Ending balance	€ 10,337	€ 6,065
Leasehold improvements [member] | Bottom Of Range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual rate of depreciation	10.00%	10.00%
Leasehold improvements [member] | Top of Range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual rate of depreciation	20.00%	20.00%
Leasehold improvements [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 22,119	€ 20,307
Additions	3,103	1,614
Disposals	(950)	(77)
Impairment loss	(118)
Reclassifications from constr. in progress	3,532
Effect of translation adj.	(636)	275
Ending balance	27,050	22,119
Leasehold improvements [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(16,054)	(14,438)
Depreciation	(2,042)	(1,642)
Disposals	812	2
Effect of translation adj.	571	24
Ending balance	(16,713)	(16,054)
Constr. in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,012	159
Ending balance	1,839	1,012
Constr. in progress [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,012	159
Additions	4,768	1,099
Disposals	(101)	(237)
Reclassifications from constr. in progress	(3,821)	(24)
Effect of translation adj.	(19)	15
Ending balance	€ 1,839	€ 1,012